Debt - Schedule of revenue liability activity (Details) - USD ($) $ in Thousands	3 Months Ended	7 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2025
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Ending Balance as of December 31, 2024			$ 6,800
Change in fair value of purchased revenue liability	$ 900
Ending Balance as of September 30, 2025	6,800	$ 15,800	15,800
Royalty Purchase Agreement [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Ending Balance as of December 31, 2024		500
Change in fair value of purchased revenue liability		1,041
Ending Balance as of September 30, 2025		1,500	1,500
Repayment of purchased revenue liability		(41)
ZTlido Royalty [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Ending Balance as of December 31, 2024			6,800
Change in fair value of purchased revenue liability			9,833
Ending Balance as of September 30, 2025	$ 6,800	$ 14,300	14,300
Repayment of purchased revenue liability			$ (2,333)